Goodwill And Other Intangible Assets, Net (Other Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 238,821	$ 235,422
Accumulated amortization	212,582	168,657
Other intangible assets, net	26,239	66,765
Useful life, minimum	0.5
Useful life, maximum	20
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	43,748	141,819
Accumulated amortization	137,736	106,565
Other intangible assets, net	6,012	35,254
Useful life, minimum	2
Useful life, maximum	8
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	26,476	26,476
Accumulated amortization	9,070	7,175
Other intangible assets, net	17,406	19,301
Useful life, minimum	3
Useful life, maximum	20
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	68,597	67,127
Accumulated amortization	65,776	54,917
Other intangible assets, net	$ 2,821	$ 12,210
Useful life, minimum	2
Useful life, maximum	6